As filed with the Securities and Exchange Commission on November 20, 2012
1933 Act Registration No. 333-18419
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 47          /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / /

AMENDMENT NO. 315            /X/

Lincoln National Variable Annuity Account H

(Exact Name of Registrant)

American Legacy® III
American Legacy® III B Class

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam C. Ciongoli, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/  / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ______________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/x/ on November 20, 2012, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy® III

Supplement dated November 20, 2012 to the Prospectus dated May 1, 2012

This Supplement describes changes to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The following changes will be effective on and after December 3, 2012, unless otherwise noted:

•
The current charge for both the single life and joint life options of the Lincoln SmartSecurity® Advantage 1-Year Automatic Step-up option and the 5-Year Elective Step-up option will be increased for new elections and for existing contractowners upon the next election of a step-up of the Guaranteed Amount;

•	The addition of a new investment option (the American Protected Asset Allocation Fund (Class P2)) and related changes to Investment Requirements;
•
Purchase payments totaling $1 million or more (which includes total purchase payments for all contracts issued by the Company (or its affiliates) in which you are an owner and/or annuitant) will be subject to Home Office approval (effective January 1, 2013); and

•
The age-banded percentages for calculating the Guaranteed Annual Income under Lincoln Lifetime IncomeSM Advantage 2.0 and Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds will be adjusted for new elections of these riders.

These changes result in the following revisions to your prospectus as supplemented. All other provisions of your prospectus remain unchanged.

Expense Tables

The current charge for both the single life and joint life options will be increased for new elections of the Lincoln SmartSecurity® Advantage rider on or after December 3, 2012, and for existing contractowners upon the next election of a step-up of the Guaranteed Amount on or after December 3, 2012. Except as noted, all other charges on the Expense Table remain unchanged.

Table A.  The following chart and corresponding footnote replace the Lincoln SmartSecurity® Advantage charge and footnote that currently appear on Table A of your prospectus.

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option*
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option*
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
*As an annualized percentage of the Guaranteed Amount (initial purchase payment or contract value at the time of election), as increased for subsequent purchase payments and step-ups and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis. For riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% (single life option) (0.85% to 1.00% joint life option) upon the next election of a step-up of the Guaranteed Amount. As of January 16, 2009, the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option is no longer available for purchase for all contractowners. See Charges and Other Deductions - Lincoln SmartSecurity® Advantage Charge for further information.

The following section replaces in its entirety the same section of your prospectus relating to minimum and maximum operating expenses charged by the funds that immediately follow Table D under Expense Tables:

The next item shows the minimum and maximum total annual operating expenses charged by the funds available in your contract that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2011. More detail concerning the expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	0.53%	1.13%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*):	0.53%	1.09%

The following information is added to the fund expenses table under the Expense Tables section in your prospectus. It shows the expenses charged by the fund (as a percentage of the fund’s average net assets):

	Management Fees (before any waivers/ reimbursements)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses +	Total Expenses (before any waivers/ reimburse-ments) =	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
American Protected Asset Allocation Fund1	0.25%	0.25%	0.33%	0.30%	1.13%	0.10%	1.03%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year. Capital Research and Management Company (the “adviser”) is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund’s board.

The following section replaces in its entirety the Examples sub-section under the Expense Tables section of your prospectus:

EXAMPLES

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB death benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,211	$2,132	$3,050	$5,086

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$511	$1,532	$2,550	$5,086

The next example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,192	$2,107	$3,065	$5,403

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$492	$1,507	$2,565	$5,403

For more information, see Charges and Other Deductions in your prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which annuity payouts are made. See The Contracts – Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Please see the changes to the Investment Requirements section later in this Supplement for additional information concerning the addition of the American Protected Asset Allocation Fund.

Investments of the Variable Account - Certain Payments We Receive with Regard to the Funds

The following paragraph is added as a new first paragraph under this section in your prospectus:

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.25%. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The following fund information is added to the “Description of the Funds” section of your prospectus:

American Funds Insurance Series, advised by Capital Research and Management Company
•	American Protected Asset Allocation Fund (Class P2): High total return consistent with preservation of capital over the long term.

Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity® Advantage Charge.

The first paragraph of this section in your prospectus is deleted and replaced with the following:

While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage.  The rider charge is currently equal to an annual rate of:
1)
0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (for riders purchased prior to December 3, 2012,  the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount);

2)
0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected);

3)
1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.85% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Lincoln SmartSecurity® Advantage – Guaranteed Amount in your prospectus for a description of the calculation of the Guaranteed Amount.

The Contracts - Purchase Payments

The changes outlined below are effective January 1, 2013. All other provisions in this section of your prospectus remain unchanged.

The sentence “Purchase payments totaling $2 million or more are subject to Home Office approval” is deleted in its entirety and replaced with the following:

Purchase payments totaling $1 million or more are subject to Home Office approval.  This amount takes into consideration the total purchase payments for all contracts issued by the Company (or its affiliates) in which you are an owner and/or annuitant.

The Contracts - Investment Requirements

The addition of the American Protected Asset Allocation Fund results in several changes to the Investment Requirements section of your prospectus as outlined below. All other provisions of Investment Requirements section remain unchanged.

The American Protected Asset Allocation Fund will be added to the list of funds that are currently available under the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds rider or the 4LATER® Advantage Protected Funds rider. Some riders may not be available under all contracts.

The following change is applicable to Investment Requirements Option 1. The American Protected Asset Allocation Fund will be considered a Non-Limited Subaccount, as that term is described in your prospectus.

The following change is applicable to Investment Requirements Option 2.  The American Protected Asset Allocation Fund will be added to Group 2 under Option 2 (75%). In addition, the American Protected Asset Allocation Fund is added to the list of funds among which you may allocate 100% of your Contract Value (or Account Value under i4LIFE® Advantage).

The following change is applicable to Investment Requirements Option 3.  The American Protected Asset Allocation Fund will be added to Group 2 under Option 3 (70%). In addition, the American Protected Asset Allocation Fund is added to the list of funds among which you may allocate 100% of your Contract Value (or Account Value under i4LIFE® Advantage).

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0

The age-banded percentages for calculating the Guaranteed Annual Income will be changed for elections of the Lincoln Lifetime IncomeSM Advantage 2.0 rider and the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider on or after December 3, 2012.

The following chart outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after December 3, 2012. This chart will be added under the current charts relating to Guaranteed Annual Income Percentages by Ages in your prospectus.

Guaranteed Annual Income Percentages by Ages for Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after December 3, 2012:

Age (single and joint life option)	Guaranteed Annual Income amount percentage (single and joint life option)
55-59.5	3.0%
59.5-64	3.5%
65-69	4.5%
70+	5.0%

The following chart outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds elections on or after December 3, 2012. This chart will be added under the current charts relating to Guaranteed Annual Income Percentages by Ages in your prospectus.

Guaranteed Annual Income Percentages by Ages for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds elections on or after December 3, 2012:

Age (single and joint life option)	Guaranteed Annual Income amount percentage (single and joint life option)
55-59.5	3.5%
59.5-64	4.0%
65+	5.0%

Please keep this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy® III B Class

Supplement dated November 20, 2012 to the Prospectus dated May 1, 2012

This Supplement describes changes to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The following changes will be effective on and after December 3, 2012, unless otherwise noted:

•
The current charge for both the single life and joint life options of the Lincoln SmartSecurity® Advantage 1-Year Automatic Step-up option and the 5-Year Elective Step-up option will be increased for new elections and for existing contractowners upon the next election of a step-up of the Guaranteed Amount;

•	The addition of a new investment option (the American Protected Asset Allocation Fund (Class P2)) and related changes to Investment Requirements;
•
Purchase payments totaling $1 million or more (which includes total purchase payments for all contracts issued by the Company (or its affiliates) in which you are an owner and/or annuitant) will be subject to Home Office approval (effective January 1, 2013); and

•
The age-banded percentages for calculating the Guaranteed Annual Income under Lincoln Lifetime IncomeSM Advantage 2.0 and Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds will be adjusted for new elections of these riders.

These changes result in the following revisions to your prospectus as supplemented. All other provisions of your prospectus remain unchanged.

Expense Tables

The current charge for both the single life and joint life options will be increased for new elections of the Lincoln SmartSecurity® Advantage rider on or after December 3, 2012, and for existing contractowners upon the next election of a step-up of the Guaranteed Amount on or after December 3, 2012. Except as noted, all other charges on the Expense Table remain unchanged.

Table A.  The following chart and corresponding footnote replace the Lincoln SmartSecurity® Advantage charge and footnote that currently appear on Table A of your prospectus.

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option*
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option*
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
*As an annualized percentage of the Guaranteed Amount (initial purchase payment or contract value at the time of election), as increased for subsequent purchase payments and step-ups and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis. For riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% (single life option) (0.85% to 1.00% joint life option) upon the next election of a step-up of the Guaranteed Amount. As of January 16, 2009, the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option is no longer available for purchase for all contractowners. See Charges and Other Deductions - Lincoln SmartSecurity® Advantage Charge for further information.

The following section replaces in its entirety the same section of your prospectus relating to minimum and maximum operating expenses charged by the funds that immediately follow Table D under Expense Tables:

The next item shows the minimum and maximum total annual operating expenses charged by the funds available in your contract that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2011. More detail concerning the expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	0.53%	1.13%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*):	0.53%	1.09%

The following information is added to the fund expenses table under the Expense Tables section in your prospectus. It shows the expenses charged by the fund (as a percentage of the fund’s average net assets):

	Management Fees (before any waivers/ reimbursements)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses +	Total Expenses (before any waivers/ reimburse-ments) =	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
American Protected Asset Allocation Fund1	0.25%	0.25%	0.33%	0.30%	1.13%	0.10%	1.03%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year. Capital Research and Management Company (the “adviser”) is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund’s board.

The following section replaces in its entirety the Examples sub-section under the Expense Tables section of your prospectus:

EXAMPLES

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB death benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,218	$2,150	$3,078	$5,134

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$518	$1,550	$2,578	$5,134

The next example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,199	$2,126	$3,095	$5,457

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$499	$1,526	$2,595	$5,457

For more information, see Charges and Other Deductions in your prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which annuity payouts are made. See The Contracts – Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Please see the changes to the Investment Requirements section later in this Supplement for additional information concerning the addition of the American Protected Asset Allocation Fund.

Investments of the Variable Account - Certain Payments We Receive with Regard to the Funds

The following paragraph is added as a new first paragraph under this section in your prospectus:

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.25%. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The following fund information is added to the “Description of the Funds” section of your prospectus:

American Funds Insurance Series, advised by Capital Research and Management Company
•	American Protected Asset Allocation Fund (Class P2): High total return consistent with preservation of capital over the long term.

Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity® Advantage Charge.

The first paragraph of this section in your prospectus is deleted and replaced with the following:

While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage.  The rider charge is currently equal to an annual rate of:
1)
0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (for riders purchased prior to December 3, 2012,  the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount);

2)
0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected);

3)
1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.85% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Lincoln SmartSecurity® Advantage – Guaranteed Amount in your prospectus for a description of the calculation of the Guaranteed Amount.

The Contracts - Purchase Payments

The changes outlined below are effective January 1, 2013. All other provisions in this section of your prospectus remain unchanged.

The sentence “Purchase payments totaling $2 million or more are subject to Home Office approval” is deleted in its entirety and replaced with the following:

Purchase payments totaling $1 million or more are subject to Home Office approval.  This amount takes into consideration the total purchase payments for all contracts issued by the Company (or its affiliates) in which you are an owner and/or annuitant.

The Contracts - Investment Requirements

The addition of the American Protected Asset Allocation Fund results in several changes to the Investment Requirements section of your prospectus as outlined below. All other provisions of Investment Requirements section remain unchanged.

The American Protected Asset Allocation Fund will be added to the list of funds that are currently available under the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds rider or the 4LATER® Advantage Protected Funds rider. Some riders may not be available under all contracts.

The following change is applicable to Investment Requirements Option 1. The American Protected Asset Allocation Fund will be considered a Non-Limited Subaccount, as that term is described in your prospectus.

The following change is applicable to Investment Requirements Option 2.  The American Protected Asset Allocation Fund will be added to Group 2 under Option 2 (75%). In addition, the American Protected Asset Allocation Fund is added to the list of funds among which you may allocate 100% of your Contract Value (or Account Value under i4LIFE® Advantage).

The following change is applicable to Investment Requirements Option 3.  The American Protected Asset Allocation Fund will be added to Group 2 under Option 3 (70%). In addition, the American Protected Asset Allocation Fund is added to the list of funds among which you may allocate 100% of your Contract Value (or Account Value under i4LIFE® Advantage).

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0

The age-banded percentages for calculating the Guaranteed Annual Income will be changed for elections of the Lincoln Lifetime IncomeSM Advantage 2.0 rider and the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider on or after December 3, 2012.

The following chart outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after December 3, 2012. This chart will be added under the current charts relating to Guaranteed Annual Income Percentages by Ages in your prospectus.

Guaranteed Annual Income Percentages by Ages for Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after December 3, 2012:

Age (single and joint life option)	Guaranteed Annual Income amount percentage (single and joint life option)
55-59.5	3.0%
59.5-64	3.5%
65-69	4.5%
70+	5.0%

The following chart outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds elections on or after December 3, 2012. This chart will be added under the current charts relating to Guaranteed Annual Income Percentages by Ages in your prospectus.

Guaranteed Annual Income Percentages by Ages for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds elections on or after December 3, 2012:

Age (single and joint life option)	Guaranteed Annual Income amount percentage (single and joint life option)
55-59.5	3.5%
59.5-64	4.0%
65+	5.0%

Please keep this Supplement for future reference.

PART A

The prospectuses for the American Legacy III and American Legacy III B Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-18419) filed on April 10, 2012.

Supplements to the prospectuses for the American Legacy III and American Legacy III B Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 333-18419) filed on September 21, 2012.

PART B

The Statement of Additional Information for the American Legacy III and American Legacy III B Class variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-18419) filed on April 10, 2012.

Lincoln National Variable Annuity Account H

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-18419) filed on April 10, 2012.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-18419) filed on April 10, 2012.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-18419) filed on April 10, 2012.

Consolidated Balance Sheets - Years ended December 31, 2011 and 2010
Consolidated Statements of Income - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Consolidated Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2) None

(3)(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

(b) Amendment No. 1 effective July 1, 1997 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

(c) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

(d) Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

(e) Amendment No. 1 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

(f) Amendment No. 2 to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

(g) Amendment No. 3 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

(h) Amendment No. 4 to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

(i) Amendment No. 5 to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

(j) Amendment No. 6 (EEB Rider) to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

(k) Amendment No. 7 (I4L-Q) to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(l) Amendment No. 8 (I4L-NQ) to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(m) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 7(File No. 333-18419) filed on October 11, 2002.

(n) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on October 11, 2002.

(o) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(p) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(q) Roth IRA Endorsement (5035-RB) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(r) Contract Benefit Data (I4L-CB) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

    (s) Contract Benefit Data (I4L-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

    (t) i4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(u) i4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(v) i4LA-NQ-PR Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(w) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(x) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(y) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(z) Estate Enhancement Death Benefit (EEB) Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(aa) Enhanced Guaranteed Minimum Death Benefit (EGMDB) Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(bb) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(cc) i4L Q PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

(dd) i4L NQ PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

(ee) Variable Annuity Rider (32793HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(ff) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(gg) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(hh) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(ii) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No.12 (File No. 333-35784) filed on June 20, 2005.

(jj) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(kk) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

    (ll) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(mm) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(nn) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(oo) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(pp) Variable Annuity Payment Option Rider I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(qq) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-18419) filed on December 21, 2006.

(rr) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-18419) filed on April 10, 2007.

(ss) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-18419) filed on April 10, 2007.

(tt) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(uu) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(vv) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ww) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(xx) Section 403(b) Annuity Endorsement (32581-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(yy) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(zz) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(aaa) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(bbb) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ccc) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (ddd) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(eee) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(fff) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(ggg) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(hhh) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(iii) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(jjj) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(kkk) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(lll) Guaranteed Income Later Rider (4LATER Advantage Protected Funds) (AR-547 3-12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5) Application (AL3B 1/08) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-18419) filed on April 10, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on December 18, 2007.

(b) Fund Participation Agreements among The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

    (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Director of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 333-18419) filed on September 21, 2012.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 033-26032) filed on September 21, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Mark E. Konen**	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Ellen Cooper**	Vice President and Secretary
C. Phillip Elam, II***	Executive Vice President,Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of September 30, 2012 there were 346,480 contract owners under Account H.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Elizabeth F. Conover****	Assistant Vice President and Chief Financial Officer
Thomas P. O'Neill*	Senior Vice President and Director
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****Principal Business address is 100 Greene Street, Greensboro, NC 27401

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 47 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 20th day of November, 2012.

Lincoln National Variable Annuity Account H (Registrant) American Legacy III American Legacy III B Class
By:	/s/ Kimberly A. Genovese Kimberly A.Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 20, 2012.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Senior Vice President and Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A.Genovese Kimberly A.Genovese	Pursuant to a Power of Attorney